Share - Based Payment - Summaries of All STI and LTI Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at start of the year	21,505,797	21,481,457	10,881,194
Granted during the year Number		10,000,000	13,272,356
Balance at end of the end year Number		21,505,797	21,481,457
Vested and exercisable at end of the year Number		0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the year	49,417,818	108,964,706	33,852,075
Granted during the year Number		7,751,152	128,900,000
Exercised		(50,566,667)	(53,787,369)
Lapsed during the year Number		(16,731,373)
Balance at end of the end year Number		49,417,818	108,964,706
Vested and exercisable at end of the year Number			5,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.044	$ 0.044
Balance at start of the year		2,757,353	2,757,353
Lapsed during the year Number		(2,757,353)
Balance at end of the end year Number			2,757,353
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.044	$ 0.044
Balance at start of the year		919,118	919,118
Lapsed during the year Number		(919,118)
Balance at end of the end year Number			919,118
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.038	$ 0.038
Balance at start of the year		9,191,177	9,191,177
Lapsed during the year Number		(9,191,177)
Balance at end of the end year Number			9,191,177
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.040	$ 0.040
Balance at start of the year		3,063,725	3,063,725
Lapsed during the year Number		(3,063,725)
Balance at end of the end year Number			3,063,725
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 5, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.047
Balance at start of the year			14,000,001
Exercised			(14,000,001)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.060	$ 0.060
Balance at start of the year		600,000	600,000
Lapsed during the year Number		(600,000)
Balance at end of the end year Number			600,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.061	$ 0.061
Balance at start of the year		200,000	200,000
Lapsed during the year Number		(200,000)
Balance at end of the end year Number			200,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | March 7, 2016 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.041
Balance at start of the year			1,486,326
Exercised			(1,486,326)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | February 10, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.035
Balance at start of the year			1,634,375
Exercised			(1,634,375)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 2, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.020	$ 0.020
Balance at start of the year		3,900,000
Granted during the year Number			3,900,000
Exercised		(3,900,000)
Balance at end of the end year Number			3,900,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.024	$ 0.024
Balance at start of the year	16,666,666	33,333,333
Granted during the year Number			50,000,000
Exercised		(16,666,667)	(16,666,667)
Balance at end of the end year Number		16,666,666	33,333,333
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.023	$ 0.023
Balance at start of the year	5,000,000	15,000,000
Granted during the year Number			15,000,000
Exercised		(10,000,000)
Balance at end of the end year Number		5,000,000	15,000,000
Vested and exercisable at end of the year Number			5,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.023	$ 0.023
Balance at start of the year	20,000,000	40,000,000
Granted during the year Number			60,000,000
Exercised		(20,000,000)	(20,000,000)
Balance at end of the end year Number		20,000,000	40,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.047
Balance at start of the year	7,751,152
Granted during the year Number		7,751,152
Balance at end of the end year Number		7,751,152
Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Balance at start of the year	2,150,581
Granted during the year Number	1,500,000
Balance at end of the end year Number	2,700,291	2,150,581
Vested and exercisable at end of the year Number	0
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the year	4,941,786
Granted during the year Number	10,950,000
Exercised	(4,054,226)
Balance at end of the end year Number	11,837,560	4,941,786
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.240
Balance at start of the year	1,666,667
Exercised	(1,666,667)
Balance at end of the end year Number		1,666,667
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.230
Balance at start of the year	500,000
Balance at end of the end year Number	500,000	500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.230
Balance at start of the year	2,000,001
Exercised	(2,000,001)
Balance at end of the end year Number		2,000,001
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.470
Balance at start of the year	775,118
Exercised	(387,558)
Balance at end of the end year Number	387,560	775,118
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 3, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.260
Granted during the year Number	4,500,000
Balance at end of the end year Number	4,500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 1, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.280
Granted during the year Number	3,600,000
Balance at end of the end year Number	3,600,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.260
Granted during the year Number	2,850,000
Balance at end of the end year Number	2,850,000